John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 96.2%		$321,158,001
(Cost $330,053,104)
Australia 2.9%		9,787,692
Macquarie Group, Ltd.	38,777	4,962,810
Woodside Energy Group, Ltd.	213,675	4,824,882
Canada 14.6%		48,842,547
Bank of Montreal (A)	60,500	6,031,338
Canadian National Railway Company	88,900	11,262,541
Dollarama, Inc.	101,880	6,174,618
Loblaw Companies, Ltd.	91,360	8,316,610
Nutrien, Ltd.	43,500	3,723,767
TELUS Corp.	246,470	5,668,810
The Toronto-Dominion Bank	118,000	7,664,863
China 2.7%		8,915,101
Baidu, Inc., ADR (B)	36,929	5,043,394
Baidu, Inc., Class A (B)	224,000	3,871,707
Denmark 3.7%		12,386,529
Novo Nordisk A/S, B Shares	106,346	12,386,529
France 12.6%		42,031,208
Gaztransport Et Technigaz SA	24,128	3,327,817
Hermes International	2,552	3,501,189
L’Oreal SA	18,338	6,932,787
LVMH Moet Hennessy Louis Vuitton SE	18,888	13,114,916
Sartorius Stedim Biotech	11,282	4,513,228
Teleperformance	31,822	10,641,271
Germany 5.9%		19,683,536
Bayer AG	105,048	6,127,450
Deutsche Boerse AG	46,165	8,058,775
Hensoldt AG	214,409	5,497,311
Ireland 1.5%		5,133,800
ICON PLC (B)	21,280	5,133,800
Israel 2.0%		6,740,860
Check Point Software Technologies, Ltd. (B)	54,100	6,740,860
Italy 1.4%		4,513,147
Davide Campari-Milano NV	406,523	4,513,147
Japan 3.1%		10,245,613
BayCurrent Consulting, Inc.	7,150	2,236,982
Sony Group Corp.	51,900	4,402,571
Tokio Marine Holdings, Inc.	61,600	3,606,060
Netherlands 6.0%		20,196,026
Adyen NV (B)(C)	1,154	2,075,776
ASML Holding NV	8,522	4,898,070
Universal Music Group NV	147,994	3,350,055
Wolters Kluwer NV	90,902	9,872,125
Singapore 2.6%		8,673,255
DBS Group Holdings, Ltd.	380,100	8,673,255
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea 0.3%		$834,870
Kia Corp.	13,335	834,870
Sweden 1.0%		3,468,706
Atlas Copco AB, A Shares	146,618	1,713,872
Epiroc AB, A Shares	47,571	841,136
EQT AB	33,662	913,698
Switzerland 10.8%		35,991,618
Alcon, Inc.	88,300	6,895,347
Lonza Group AG	8,214	4,992,072
Nestle SA	126,396	15,486,958
Straumann Holding AG	5,827	788,105
Zurich Insurance Group AG	17,935	7,829,136
Taiwan 0.8%		2,592,464
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	29,300	2,592,464
United Kingdom 20.4%		68,241,926
Anglo American PLC	25,073	906,264
Ashtead Group PLC	28,558	1,607,528
AstraZeneca PLC, ADR	191,100	12,656,553
BAE Systems PLC	773,306	7,268,132
Compass Group PLC	86,990	2,038,745
Croda International PLC	68,620	6,275,323
Diageo PLC	211,376	10,013,310
London Stock Exchange Group PLC	71,279	6,956,334
Reckitt Benckiser Group PLC	126,221	10,238,425
Rentokil Initial PLC	507,282	3,349,577
Shell PLC	259,845	6,931,735
United States 3.9%		12,879,103
Microsoft Corp.	41,100	11,538,414

NVIDIA Corp.	1,504	273,172
ServiceNow, Inc. (B)	2,390	1,067,517
Exchange-traded funds 2.6%		$8,628,096
(Cost $9,719,471)
iShares Core MSCI EAFE ETF	47,700	2,959,785
iShares Core MSCI Total International Stock ETF	95,700	5,668,311

	Yield (%)	Shares	Value
Short-term investments 1.9%			$6,423,292
(Cost $6,423,675)
Short-term funds 1.9%			6,423,292
John Hancock Collateral Trust (D)	1.9943(E)	642,567	6,423,292

Total investments (Cost $346,196,250) 100.7%	$336,209,389
Other assets and liabilities, net (0.7%)	(2,340,910)
Total net assets 100.0%	$333,868,479

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $6,117,230.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

(E)	The rate shown is the annualized seven-day yield as of 7-31-22.
The fund had the following sector composition as a percentage of net assets on 7-31-22:
Financials	19.1%
Consumer staples	16.6%
Industrials	16.3%
Health care	16.0%
Consumer discretionary	8.9%
Information technology	8.8%
Communication services	5.4%
Energy	4.5%
Materials	3.2%
Short-term investments and other	1.2%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$9,787,692	—	$9,787,692	—
Canada	48,842,547	$48,842,547	—	—
China	8,915,101	5,043,394	3,871,707	—
Denmark	12,386,529	—	12,386,529	—
France	42,031,208	—	42,031,208	—
Germany	19,683,536	—	19,683,536	—
Ireland	5,133,800	5,133,800	—	—
Israel	6,740,860	6,740,860	—	—
Italy	4,513,147	—	4,513,147	—
Japan	10,245,613	—	10,245,613	—
Netherlands	20,196,026	—	20,196,026	—
Singapore	8,673,255	—	8,673,255	—
South Korea	834,870	—	834,870	—
Sweden	3,468,706	—	3,468,706	—
Switzerland	35,991,618	6,895,347	29,096,271	—
Taiwan	2,592,464	2,592,464	—	—
United Kingdom	68,241,926	12,656,553	55,585,373	—
United States	12,879,103	12,879,103	—	—
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	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Exchange-traded funds	$8,628,096	$8,628,096	—	—
Short-term investments	6,423,292	6,423,292	—	—
Total investments in securities	$336,209,389	$115,835,456	$220,373,933	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	642,567	$6,736,135	$38,630,659	$(38,940,885)	$(2,493)	$(124)	$5,766	$938	$6,423,292
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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